Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	2024	2023	2022
	€	€	€
Clinical expenses	(55,867,694)	(30,690,293)	(27,653,658)
Personnel expenses (Note 5)	(27,767,184)	(19,132,307)	(13,334,350)
Manufacturing costs	(9,434,537)	(6,500,986)	(11,181,355)
Nonclinical expenses	(3,324,513)	(8,977,187)	(4,853,822)
License costs	(1,592,687)	—	—
Intellectual Property costs	(576,914)	(274,257)	(352,389)
	(98,563,529)	(65,575,030)	(57,375,574)